CONSOLIDATED BALANCE SHEETS [Parenthetical] - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Accumulated amortization	$ 58,496,618	$ 42,105,966
Accumulated depreciation	$ 169,798	$ 108,913
Preferred Stock, Par Value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized	1,150,000	1,150,000
Preferred Stock, Shares Issued	0	0
Common Stock, Par value (in dollars per share)	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	500,000,000	500,000,000
Common Stock, Shares, Issued	62,307,794	60,452,314
Common Stock, Shares, Outstanding	62,307,794	60,452,314